Derivative instruments (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Derivative Instruments
As described in Note 1, in the normal course of business, we use various derivative instruments for both trading and ALM purposes. These derivatives limit, modify or give rise to varying degrees and types of risk.

$ millions, as at October 31		2019		2018
	Assets	Liabilities	Assets	Liabilities
Trading (Note 2)	$22,738	$23,799	$19,318	$19,204
ALM (Note 2) (1)	1,157	1,314	2,113	1,769
	$23,895	$25,113	$21,431	$20,973

(1)	Comprised of derivatives that qualify for hedge accounting under IAS 39 and derivatives used for economic hedges.

Summary of Notional Amounts
The following table presents the notional amounts of derivative instruments:

$ millions, as at October 31						2019		2018
	Residual term to contractual maturity
	Less than 1 year	1 to 5 years	Over 5 years	Total notional amounts	Trading	ALM	Trading	ALM (1)
Interest rate derivatives
Over-the-counter
Forward rate agreements	$10,565	$506	$–	$11,071	$8,591	$2,480	$5,925	$464
Centrally cleared forward rate agreements	284,672	35,446	–	320,118	320,118	–	273,528	–
Swap contracts	69,635	169,947	76,013	315,595	275,418	40,177	242,620	52,077
Centrally cleared swap contracts	1,377,618	1,308,226	450,208	3,136,052	2,780,206	355,846	2,264,721	308,915
Purchased options	9,788	4,046	1,407	15,241	12,883	2,358	8,697	3,091
Written options	10,152	4,711	818	15,681	14,670	1,011	10,417	1,841
	1,762,430	1,522,882	528,446	3,813,758	3,411,886	401,872	2,805,908	366,388
Exchange-traded
Futures contracts	113,047	25,633	213	138,893	136,627	2,266	99,156	2,148
Purchased options	14,613	3	–	14,616	14,616	–	7,273	–
Written options	5,755	3	–	5,758	5,758	–	2,500	–
	113,415	25,639	213	159,267	157,001	2,266	108,929	2,148
Total interest rate derivatives	1,895,845	1,548,521	528,659	3,973,025	3,568,8 8 7	404,138	2,914,837	368,536
Foreign exchange derivatives
Over-the-counter
Forward contracts	892,730	10,961	1,266	904,957	892,117	12,840	387,509	21,189
Swap contracts	338,753	72,274	32,745	443,772	398,262	45,510	299,073	59,209
Purchased options	17,823	1,408	54	19,285	19,285	–	20,562	2
Written options	22,243	1,684	20	23,947	23,947	–	22,513	30
	1,271,549	86,327	34,085	1,391,961	1,333,611	58,350	729,657	80,430
Exchange-traded
Futures contracts	26	–	–	26	26	–	11	–
Total foreign exchange derivatives	1,271,575	86,327	34,085	1,391,987	1,333,637	58,350	729,668	80,430
Credit derivatives
Over-the-counter
Total return swap contracts – protection sold	–	–	–	–	–	–	–	–
Credit default swap contracts – protection purchased	65	600	377	1,042	940	102	634	125
Centrally cleared credit default swap contracts – protection purchased	–	835	296	1,131	973	158	443	158
Credit default swap contracts – protection sold	177	201	–	378	328	50	157	102
Centrally cleared credit default swap contracts – protection sold	–	33	148	181	181	–	211	–
Total credit derivatives	242	1,669	821	2,732	2,422	310	1,445	385
Equity derivatives
Over-the-counter	59,325	18,350	428	78,103	74,756	3,347	100,762	1,484
Exchange-traded	71,094	18,272	163	89,529	89,529	–	82,038	–
Total equity derivatives	130,419	36,622	591	167,632	164,285	3,347	182,800	1,484
Precious metal derivatives
Over-the-counter	9,445	369	–	9,814	9,814	–	4,899	–
Exchange-traded	3,214	21	–	3,235	3,235	–	1,091	–
Total precious metal derivatives	12,659	390	–	13,049	13,049	–	5,990	–
Other commodity derivatives
Over-the-counter	18,229	16,061	2,529	36,819	36,819	–	33,261	–
Centrally cleared commodity derivatives	59	43	–	102	102	–	29	–
Exchange-traded	14,552	8,245	289	23,086	23,086	–	26,952	–
Total other commodity derivatives	32,840	24,349	2,818	60,007	60,007	–	60,242	–
Total notional amount of which:	$3,343,580	$1,697,878	$566,974	$5,608,432	$5,142,287	$466,145	$3,894,982	$450,835
Over-the-counter (2)	3,121,279	1,645,701	566,309	5,333,289	4,869,410	463,879	3,675,961	448,687
Exchange-traded	222,301	52,177	665	275,143	272,877	2,266	219,021	2,148

(1)	Certain prior period amounts have been revised from those previously presented.
(2)
For OTC derivatives that are not centrally cleared, $1,596.7 billion (2018: $1,064.5 billion) are with counterparties that have two-way
collateral posting arrangements, $94.2 billion (2018: $33.8 billion) are with counterparties that have one-way
collateral posting arrangements, and $184.8 billion (2018: $185.8 billion) are with counterparties that have no collateral posting arrangements. All counterparties with whom we have one-way
collateral posting arrangements are sovereign entities.

Summary of Credit Exposure Arising from Derivatives

$ millions, as at October 31					2019 (1)					2018
	Current replacement cost			Credit equivalent amount	Risk- weighted amount	Current replacement cost			Credit equivalent amount	Risk- weighted amount
	Trading	ALM	Total			Trading	ALM	Total
Interest rate derivatives
Over-the-counter
Forward rate agreements	$–	$13	$13	$69	$9	$113	$–	$113	$39	$2
Swap contracts	2,503	155	2,658	7,1 40	2,507	4,603	773	5,376	5,359	539
Purchased options	17	–	17	87	67	92	11	103	20	8
	2,520	168	2,688	7, 296	2,583	4,808	784	5,592	5,418	549
Exchange-traded	4	–	4	192	5	1	–	1	170	5
	2,524	168	2,692	7,48 8	2,588	4,809	784	5,593	5,588	554
Foreign exchange derivatives
Over-the-counter
Forward contracts	939	4	943	7,136	1,737	2,916	117	3,033	3,793	1,017
Swap contracts	735	4	739	3,546	687	4,825	1,205	6,030	4,528	886
Purchased options	84	–	84	471	143	240	–	240	259	83
	1,758	8	1,766	11,153	2,567	7,981	1,322	9,303	8,580	1,986
Credit derivatives
Over-the-counter
Credit default swap contracts
– protection purchased	2	1	3	25	7	115	–	115	46	9
– protection sold	–	–	–	2	2	3	–	3	3	–
	2	1	3	27	9	118	–	118	49	9
Equity derivatives
Over-the-counter	265	5	270	4,83 2	1,018	1,951	7	1,958	2,259	535
Exchange-traded	682	–	682	3,59 3	103	1,659	–	1,659	4,131	116
	947	5	952	8,425	1,121	3,610	7	3,617	6,390	651
Precious metal derivatives
Over-the-counter	51	–	51	332	115	63	–	63	62	23
Exchange-traded	4	–	4	171	7	143	–	143	17	1
	55	–	55	503	122	206	–	206	79	24
Other commodity derivatives
Over-the-counter	697	62	759	3,928	1,195	2,527	–	2,527	4,046	1,523
Exchange-traded	9	–	9	1,200	48	67	–	67	1,480	59
	706	62	768	5,128	1,243	2,594	–	2,594	5,526	1,582
Non-trade exposure related to central counterparties					245					224
Common equity tier 1 (CET1) CVA charge					6,990					4,236
Total derivatives before netting	5,992	244	6,236	32,72 4	14,885	19,318	2,113	21,431	26,212	9,266
Less: effect of netting			n/a					(11,789)
Total derivatives			$6,236	$32,72 4	$14,885			$9,642	$26,212	$9,266

(1)
In 2019, we adopted SA-CCR for the determination of capital requirements relating to counterparty credit risk, which impacted the calculation of replacement cost, credit equivalent amount and risk-weighted assets. Comparative amounts presented have not been restated.

n/a	Not applicable.

Summary of Detailed Information About Credit Risk
The following table presents the current replacement cost of derivatives by geographic region based on the location of the derivative counterparty:

$ millions, as at October 31				2019				2018 (1)
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
Derivative instruments
By counterparty type
Financial institutions	$ 534	$ 1,063	$ 549	$ 2,146	$4,864	$5,206	$4,947	$15,017
Governments	891	–	8	899	3,361	–	9	3,370
Corporate	951	1,017	1,223	3,191	1,268	993	783	3,044
	2,376	2,080	1,780	6,236	9,493	6,199	5,739	21,431
Less: effect of netting	n/a	n/a	n/a	n/a	(5,673)	(3,252)	(2,864)	(11,789)
Total derivative instruments	$ 2,376	$2,080	$ 1,780	$ 6,236	$3,820	$2,947	$2,875	$9,642

(1)	Prior period amounts have been restated to include exchange-traded derivatives to align to the current period presentation.

n/a	Not applicable.